Property and Equipment, Net (Details) (USD $) In Thousands, unless otherwise specified	Mar. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross		$ 1,245	$ 356
Less accumulated depreciation		(335)	(227)
Property and equipment, net	1,086	910	129
Leasehold Improvements [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross		25	25
Furniture and Fixtures [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross		18	13
Computer Equipment [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross		89	46
Software [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross		587	189
Other Equipment [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross		33	25
Stock image, music & video [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross		12	0
Construction in Progress [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross		$ 481	$ 58